Combined Balance Sheets (Parenthetical) - USD ($)	Jul. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Current assets
Allowance for credit loss	$ (29,000,000)	$ (35,000,000)	$ (32,000,000)